[EATON VANCE LOGO]


                               [PHOTO OF STOCK PAGE IN NEWSPAPER & CALCULATOR]


[PHOTO OF N.Y. STOCK EXCHANGE FLAG & OUTSIDE OF BUILDING]

Semiannual Report June 30, 1999


                             EATON VANCE
                               SPECIAL
                               EQUITIES
                                 FUND


                Global Management-Global Distribution

[PHOTO OF NEW YORK STOCK EXCHANGE FLOOR]

Eaton Vance Special Equities Fund as of June 30, 1999
INVESTMENT UPDATE

[PHOTO OF EDWARD JACK SMILEY, JR.]     Investment Environment
Edward E. (Jack) Smiley, Jr.           ------------------------------
Portfolio Manager                      The Economy

- Despite lower export demand from troubled Asian nations, the U.S. economy remained on track in the first half of 1999. Consumer spending was very strong -- Americans registered a negative savings rate for much of the period. Manufacturing also rebounded strongly, especially in electronics, construction, and machinery.

- Gross Domestic Product increased by a stronger-than-expected 4.6% in the first quarter of 1999, while the unemployment rate was 4.1%, close to a 25-year low.

- Inflation remained well under control, although higher energy prices and signs of wage pressures caught the attention of the Federal Reserve. A tight labor market has threatened to exert inflationary pressures in some employment sectors.

The Fund
-----------------------------------------------------------------------------
 Performance for the Past Six Months

- The Fund's Class A shares had a total return of 7.18% during the six months ended June 30, 1999.(1) This return resulted from an increase in net asset value per share (NAV) to $7.83 on June 30, 1999 from $7.50 on December 31, 1998, and the reinvestment of $0.185 in capital gain distributions.

- The Fund's Class B shares had a total return of 6.87% during the same period.(1) This return resulted from an increase in NAV to $15.63 from $14.82, and the reinvestment of $0.185 in capital gain distributions.

- The Fund's Class C shares had a total return of 6.71% during the same period.(1) This return resulted from an increase in NAV to $11.53 from $11.00 and the reinvestment of $0.185 in capital gain distributions.

 The Stock Market

- The U.S. stock market surged to new highs in the first six months of the year, with the S&P 500 Index logging a total return of 12.36%.(2) By comparison, the S&P SmallCap 600 Index rose just 5.04% during the six-month period.(2)

- Although small-capitalization stocks -- the Fund's investment universe -- again underperformed large-capitalization stocks, there are signs that a recovery in small stocks may be underway. Increasingly, investors have focused on market valuations. The ratio of small-cap price-earnings multiples to large-cap multiples is the smallest in nearly 20 years. Yet, while companies in the S&P 500 are likely to grow earnings just 9-10% in 1999, some forecasts expect the small-cap segment to post earnings growth in the 30% range.

 Management Discussion

- Information services and software companies remained a major focus of the Fund. Acxiom Corp. provides data management and warehousing services that aid companies in their marketing strategies. The company's second quarter earnings rose 34%. Elsewhere in the group, Veritas Software produces software that helps companies store data while preventing data loss or file corruption.

- Energy stocks, which were weak performers early in the year, have rallied sharply in recent months, as energy prices have recovered. Newfield Exploration, which explores and develops oil and natural gas properties in the Gulf of Mexico, benefited from a significant increase in production output.

- In the semiconductor sector, the Fund maintained an investment in Vitesse Semiconductor Corp. The company is a leader in the manufacture of high bandwidth circuits for telecom applications and announced the development of new low-cost transceivers during the period. Vitesse reported excellent second quarter earnings on sharply higher sales.
------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE
SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Fund Information
AS OF JUNE 30, 1999

Performance(3)          Class A       Class B       Class C
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                 10.36%        10.41%        11.16%
Five Years               18.22          N.A.          N.A.
Ten Years                13.64          N.A.          N.A.
Life of Fund+             9.36         14.66         15.40

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                  4.01%         5.41%        10.16%
Five Years               16.81          N.A.          N.A.
Ten Years                12.98          N.A.          N.A.
Life of Fund+             9.15         14.42         15.40

+Inception dates: Class A: 4/22/68; Class B: 8/22/94; Class C: 11/17/94

Ten Largest Equity Holdings(4)
-------------------------------------------------------------------------------
MiniMed, Inc.                      1.9%
Veritas SoftwareCo.                1.8
Swift Transportation Co., Inc.     1.7
Ethan Allen Interiors, Inc.        1.7
Vitesse Semiconductors Corp.       1.6
Applied Microcircuits Corp.        1.5
Acxiom Corp.                       1.5
Cross Timber Oil Co.               1.5
Central Newspapers, Inc. Class A   1.5
Mutual Risk Management Ltd.        1.4

(1)These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2)It is not possible to invest directly in an Index. (3)Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
   SEC average annual returns for Class A reflect a 5.75% sales charge; for Class B, returns reflect applicable CDSC based on the following schedule:
   5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year. 1-year SEC return for Class C shares include a 1% CDSC. (4)Based on market value. Ten largest holdings represent 16.1% of the Portfolio's net assets. Holdings are subject to change.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 96.4%

SECURITY                                            SHARES             VALUE
-----------------------------------------------------------------------------------
Advertising -- 3.9%
-----------------------------------------------------------------------------------
Catalina Marketing Corp.(1)                               12,000       $  1,104,000
Specialized market research.
Harte-Hanks Communications, Inc.                          35,000            949,375
Owns and operates an international direct
marketing company.
Outdoor Systems, Inc.(1)                                  31,000          1,131,500
Dominant operator of outdoor advertising.
-----------------------------------------------------------------------------------
                                                                       $  3,184,875
-----------------------------------------------------------------------------------
Banks - Regional -- 2.4%
-----------------------------------------------------------------------------------
City National Corp.                                       23,000       $    861,063
Offers a wide variety of personal and business
banking services.
Cullen/Frost Bankers, Inc.                                40,000          1,102,500
The largest independent bank holding company
in Texas.
-----------------------------------------------------------------------------------
                                                                       $  1,963,563
-----------------------------------------------------------------------------------
Banks and Money Services -- 1.0%
-----------------------------------------------------------------------------------
Bank United Corp.                                         21,000       $    843,938
Operates 70 branch bank system in Texas.
-----------------------------------------------------------------------------------
                                                                       $    843,938
-----------------------------------------------------------------------------------
Biotechnology -- 1.9%
-----------------------------------------------------------------------------------
Human Genome Sciences, Inc.(1)                            11,000       $    434,500
Researches and develops pharmaceutical and
diagnostic products.
Sepracor, Inc.(1)                                         14,000          1,137,500
Develops pharmaceutical drugs.
-----------------------------------------------------------------------------------
                                                                       $  1,572,000
-----------------------------------------------------------------------------------
Broadcasting and Cable -- 2.3%
-----------------------------------------------------------------------------------
Emmis Broadcasting Corp., Class A(1)                       9,000       $    444,375
Diversified media company.
Entercom Communications Corp.(1)                          14,000            598,500
Radio station operator.
Hispanic Broadcasting Corp.(1)                            11,000            834,625
The largest Spanish-language radio
broadcasting company in the United States.
-----------------------------------------------------------------------------------
                                                                       $  1,877,500
-----------------------------------------------------------------------------------
SECURITY                                            SHARES             VALUE
-----------------------------------------------------------------------------------

Business Products and Services -- 3.5%
-----------------------------------------------------------------------------------
Abacus Direct Corp.(1)                                     9,000       $    823,500
Provider of specialized marketing programs.
Apollo Group, Inc.(1)                                     26,000            690,625
Adult education services.
CN Maximus, Inc.(1)                                       26,750            769,063
Management consulting group.
Sylvan Learning Systems, Inc.(1)                          21,000            570,938
Operates specialized educational tutoring and
testing centers.
-----------------------------------------------------------------------------------
                                                                       $  2,854,126
-----------------------------------------------------------------------------------
Business Services - Miscellaneous -- 6.3%
-----------------------------------------------------------------------------------
Diamond Technology Partners(1)                            19,000       $    425,125
Management consulting firm.
Exodus Communications, Inc.(1)                             6,000            719,625
Offers services that allow businesses to
outsource the management of their internet
sites.
Iron Mountain, Inc.(1)                                    14,000            400,750
One of the largest record management
companies in the U.S.
National Data Corp.                                       27,000          1,154,249
Provides information services to health care
and electronic payment system markets.
On Assignment, Inc.(1)                                    17,000            444,125
Provides temporary scientific and
environmental professionals to laboratories.
Pegasus Systems, Inc.(1)                                  20,000            748,750
Transaction processing for the hotel industry.
Provant, Inc.(1)                                          30,000            466,875
Offers classroom instruction and training
programs.
Whittman-Hart, Inc.(1)                                    26,000            825,500
Information technology consulting and system
integration services.
-----------------------------------------------------------------------------------
                                                                       $  5,184,999
-----------------------------------------------------------------------------------
Business Services - Rental & Leasing -- 0.4%
-----------------------------------------------------------------------------------
Superior Consultant Holdings(1)                           13,000       $    320,938
Provides consulting services to health care
organizations.
-----------------------------------------------------------------------------------
                                                                       $    320,938
-----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                            SHARES             VALUE
-----------------------------------------------------------------------------------
Communications Equipment -- 0.8%
-----------------------------------------------------------------------------------
Comverse Technology, Inc.(1)                               9,000       $    679,500
Specialized communications products.
-----------------------------------------------------------------------------------
                                                                       $    679,500
-----------------------------------------------------------------------------------
Computer Software -- 3.2%
-----------------------------------------------------------------------------------
Brio Technology, Inc.(1)                                  20,500       $    410,000
Produces software for information analysis.
Exchange Applications, Inc.(1)                             8,000            326,000
Marketing automation software.
HNC Software, Inc.(1)                                     17,000            523,813
Provides software which detects debit and
credit card fraud and manages retail
inventories.
International Integration, Inc.(1)                        29,000            652,500
Provides application migration and custom
software development services.
National Computer System, Inc.                            20,000            675,000
Creates, tests and scores tests, applications and
profiles.
Razorfish, Inc.(1)                                           800             29,650
Specializes in high-end Internet development.
-----------------------------------------------------------------------------------
                                                                       $  2,616,963
-----------------------------------------------------------------------------------
Consumer Services -- 1.2%
-----------------------------------------------------------------------------------
Strayer Education, Inc.                                   32,065       $    983,995
Specialized supplemental education services.
-----------------------------------------------------------------------------------
                                                                       $    983,995
-----------------------------------------------------------------------------------
Distribution -- 1.3%
-----------------------------------------------------------------------------------
United Stationers(1)                                      48,000       $  1,056,000
Wholesaler of office supplies and equipment.
-----------------------------------------------------------------------------------
                                                                       $  1,056,000
-----------------------------------------------------------------------------------
Education -- 1.5%
-----------------------------------------------------------------------------------
Career Education Corp.(1)                                 13,000       $    439,563
Operates and owns private, post secondary
institutions.
Devry, Inc.(1)                                            36,000            805,500
Higher education company.
-----------------------------------------------------------------------------------
                                                                       $  1,245,063
-----------------------------------------------------------------------------------

SECURITY                                            SHARES             VALUE
-----------------------------------------------------------------------------------
Electrical Equipment -- 1.2%
-----------------------------------------------------------------------------------
Micrel, Inc.(1)                                           13,000       $    962,000
Designs and sells analog integrated circuits.
-----------------------------------------------------------------------------------
                                                                       $    962,000
-----------------------------------------------------------------------------------
Electronics - Instruments -- 2.5%
-----------------------------------------------------------------------------------
Cognex Corp.(1)                                           27,000       $    852,188
Provides machine vision systems which are
used to automate the manufacturing process.
Helix Technology Corp.                                    16,025            383,598
Develops technology used in the manufacturing
of electronic components.
Sanmina Corp.(1)                                          11,000            834,625
Operates contract manufacturing facilities for
high tech companies.
-----------------------------------------------------------------------------------
                                                                       $  2,070,411
-----------------------------------------------------------------------------------
Electronics - Semiconductors -- 7.8%
-----------------------------------------------------------------------------------
Applied Micro Circuits Corp.(1)                           15,000       $  1,233,749
Provides semiconductor chips which move large
amounts of information at high speeds.
Dallas Semiconductor Corp.                                20,000          1,010,000
Designs, manufactures, and markets electronic
chips and chip-based subsystems.
Linear Technologies Corp.                                  7,000            470,750
Designs and manufactures chips which
translate information from analog form.
Microchip Technology, Inc.(1)                             22,000          1,042,250
Manufactures specialized semiconductors.
PMC-Sierra, Inc.(1)                                        7,000            412,563
Provides high speed internetworking
component solutions.
Qlogic Corp.(1)                                            7,000            924,000
Manufactures circuits and adapter boards.
Vitesse Semiconductor Corp.(1)                            19,000          1,281,312
Provides digital circuits used for
communications products.
-----------------------------------------------------------------------------------
                                                                       $  6,374,624
-----------------------------------------------------------------------------------
Entertainment -- 2.2%
-----------------------------------------------------------------------------------
Cinar Films, Inc., Class B(1)                             21,000       $    514,500
Develops, produces, and distributes educational
and entertainment TV shows and films for
children and families.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                            SHARES             VALUE
-----------------------------------------------------------------------------------

Entertainment (continued)
-----------------------------------------------------------------------------------
MGM Grand, Inc.(1)                                         6,000       $    294,000
Develops, owns, and runs hotels and casinos
worldwide.
Speedway Motorsports, Inc.(1)                             25,000            982,813
Owns and operates "Atlanta Motor
Speedway", "Bristol Motor Speedway,"
"Charlotte Motor Speedway", "Texas Motor
Speedway", and "600 Racing".
-----------------------------------------------------------------------------------
                                                                       $  1,791,313
-----------------------------------------------------------------------------------
Financial - Miscellaneous -- 0.1%
-----------------------------------------------------------------------------------
E*Trade Group, Inc.(1)                                     2,000       $     79,875
Innovative, high quality electronic internet
stock brokerage firm.
-----------------------------------------------------------------------------------
                                                                       $     79,875
-----------------------------------------------------------------------------------
Foods -- 0.5%
-----------------------------------------------------------------------------------
Lance, Inc.                                               25,249       $    394,516
Produces single-serve packages of snack foods
and bakery products.
-----------------------------------------------------------------------------------
                                                                       $    394,516
-----------------------------------------------------------------------------------
Health Services -- 7.0%
-----------------------------------------------------------------------------------
Biomatrix, Inc.(1)                                        17,000       $    367,625
Develops and manufactures products used for
orthopedics and ophthalmology.
Express Scripts, Inc., Class A(1)                          7,900            475,481
Rapidly growing pharmacy specialist.
MedQuist, Inc.(1)                                         24,500          1,071,875
Provides electronic transcription and data
management services to the healthcare
industry.
MiniMed, Inc.(1)                                          20,100          1,546,443
Developer and manufacturer of medical devices
focusing on diabetics.
Province Healthcare Co.(1)                                27,000            526,500
Acquires and operates rural hospitals.
Renal Care Group, Inc.(1)                                 44,000          1,138,500
One of the largest providers of renal
treatment centers.
Sunrise Assisted Living, Inc.(1)                          18,000            627,750
One of the leading operators of assisted care
facilities for senior citizens.
-----------------------------------------------------------------------------------
                                                                       $  5,754,174
-----------------------------------------------------------------------------------

SECURITY                                            SHARES             VALUE
-----------------------------------------------------------------------------------
Information Services -- 14.6%
-----------------------------------------------------------------------------------
Acxiom Corp.(1)                                           49,000       $  1,221,937
Database information services.
Affiliated Computer Services, Inc., Class A(1)            28,000          1,417,499
Nationwide provider of information
processing services.
BISYS Group, Inc. (The)(1)                                19,000          1,111,500
Services financial institutions with computer,
administrative and marketing support data
processing services.
Brocade Communications Systems, Inc.(1)                    8,400            810,075
Network storage specialist.
CAIS Internet, Inc.(1)                                     3,500             64,313
Producer of phone jacks which allow internet
connections for multiple dwellers.
Cambridge Technology Partners, Inc.(1)                    35,000            614,688
Software consulting company.
Dendrite International(1)                                 23,000            830,875
Produces marketing software.
Digital Island, Inc.(1)                                   12,900            231,394
Network service provider.
Eclipsys Corp.(1)                                         10,000            239,375
Markets healthcare information.
IDX Systems Corp.(1)                                      25,000            564,063
Healthcare information systems.
Marimba Software(1)                                          200             10,538
Makes software that allows companies to
install and update software applications.
Medical Manager Corp.(1)                                  17,150            758,888
Provides the Medical Manager physician
practice management system.
Mobius Management Systems, Inc.(1)                        10,000             82,500
Makes data management software for
financial, health care and retail markets.
Peregrine Systems, Inc.(1)                                23,000            590,813
Creates software to aid in managing and
monitoring business through the use
of a network.
Phoenix Technology Ltd.(1)                                15,000            268,125
Provider of software that controls the
communication between computer hardware
and operating systems.
Remedy Corp.(1)                                            8,300            223,063
Help desk management software.
Sapient Corp.(1)                                           7,000            396,375
Provides custom based software.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                            SHARES             VALUE
-----------------------------------------------------------------------------------

Information Services (continued)
-----------------------------------------------------------------------------------
Siebel Systems, Inc.(1)                                   16,000       $  1,062,000
Supplies sales, marketing, and customer
service information systems.
Veritas Software Co.(1)                                   15,250          1,447,796
Provides communications companies with
software measuring systems.
-----------------------------------------------------------------------------------
                                                                       $ 11,945,817
-----------------------------------------------------------------------------------
Insurance -- 2.3%
-----------------------------------------------------------------------------------
Mutual Risk Management Ltd.                               34,506       $  1,151,637
Specialty insurer focusing on
workmen's compensation.
Reinsurance Group of America, Inc.                        21,000            703,500
Provides life reinsurance in North America.
-----------------------------------------------------------------------------------
                                                                       $  1,855,137
-----------------------------------------------------------------------------------
Investment Services -- 0.8%
-----------------------------------------------------------------------------------
Centura Banks, Inc.                                       10,000       $    563,750
Growing Southeastern bankers.
PIMCO Advisors Holdings L.P.                               3,000             89,250
Provides investment management services.
-----------------------------------------------------------------------------------
                                                                       $    653,000
-----------------------------------------------------------------------------------
Machinery -- 0.7%
-----------------------------------------------------------------------------------
Varco International, Inc.(1)                              52,000       $    568,750
International manufacturer of oil and gas
equipment.
-----------------------------------------------------------------------------------
                                                                       $    568,750
-----------------------------------------------------------------------------------
Medical Products -- 3.3%
-----------------------------------------------------------------------------------
Entremed, Inc.(1)                                          7,000       $    157,500
Develops drugs which inhibit the abnormal
growth of new blood vessels.
Haemonetics Corp.(1)                                      36,000            722,250
Designs and manufactures equipment for the
collection, processing and surgical salvage
of blood.
Millennium Pharmaceuticals(1)                              7,000            252,000
Develops treatments and diagnostics for such
conditions as obesity, diabetes, asthma and
cancer.
Osteotech, Inc.(1)                                         9,425            270,969
Markets products to facilitate in the healing of
the bones and muscles.

SECURITY                                            SHARES             VALUE
-----------------------------------------------------------------------------------

Medical Products (continued)
-----------------------------------------------------------------------------------
Resmed, Inc.(1)                                           18,000       $    597,375
Makes devices that help diagnose and treat
obstructive sleep apnea.
Xomed Surgical Products, Inc.(1)                          15,000            730,313
Provides surgical products for the ear, nose and
throat market.
-----------------------------------------------------------------------------------
                                                                       $  2,730,407
-----------------------------------------------------------------------------------
Metals - Industrial -- 0.5%
-----------------------------------------------------------------------------------
Stillwater Mining Co.(1)                                  12,000       $    392,250
Explores, develops and mines platinum
and palladium.
-----------------------------------------------------------------------------------
                                                                       $    392,250
-----------------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 7.2%
-----------------------------------------------------------------------------------
Cross Timbers Oil Co.                                     80,000       $  1,189,999
Emerging growth energy company with good
exploration track record.
Louis Dreyfus Natural Gas(1)                              45,940            990,581
Niche developer and driller of gas properties.
Newfield Exploration Co.(1)                               38,000          1,080,625
Acquires and develops energy properties in
domestic U.S.
Noble Affiliates, Inc.                                    32,000            902,000
Explores and produces oil and gas in the United
States, Canada and Africa.
Nuevo Energy Co.(1)                                       45,000            596,250
Explores and produces natural gas and oil.
Santa Fe Snyder Corp.(1)                                  28,700            218,838
Explores and develops oil and gas fields in the
United States and Mexico.
Stone Energy Corp.(1)                                     14,000            593,250
Acquires and develops oil and natural gas in the
Gulf Coastal basin.
Vintage Petroleum, Inc.                                   31,000            333,250
Buys oil producing properties in the U.S. and
South America.
-----------------------------------------------------------------------------------
                                                                       $  5,904,793
-----------------------------------------------------------------------------------
Other Financial -- 1.0%
-----------------------------------------------------------------------------------
Waddell & Reed Financial, Inc., Class A                   30,000       $    823,125
Asset management services.
-----------------------------------------------------------------------------------
                                                                       $    823,125
-----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                            SHARES             VALUE
-----------------------------------------------------------------------------------
Publishing -- 1.5%
-----------------------------------------------------------------------------------
Central Newspapers, Inc., Class A                         31,600       $  1,188,949
Publishes the Arizona Republic, the Arizona
Business Gazette, the Indianapolis Star, the
Indianapolis News, and community newspapers
in Indiana and Louisiana.
-----------------------------------------------------------------------------------
                                                                       $  1,188,949
-----------------------------------------------------------------------------------
Retail - Food and Drug -- 3.5%
-----------------------------------------------------------------------------------
Applebees International, Inc.                             25,000       $    753,125
Casual dining restaurant chain.
Papa John's International, Inc.(1)                        24,000          1,072,500
Rapidly growing restaurant chain.
Sonic Corp.(1)                                            24,000            783,000
Largest chain of service drive-ins in the U.S.
Wild Oats Markets, Inc.(1)                                 7,000            212,407
Natural foods supermarket chain.
-----------------------------------------------------------------------------------
                                                                       $  2,821,032
-----------------------------------------------------------------------------------
Retail - Specialty and Apparel -- 6.8%
-----------------------------------------------------------------------------------
99 Cents Only Stores(1)                                   10,000       $    499,375
Discount retailer.
Bed Bath and Beyond, Inc.(1)                              26,000          1,001,000
Specialty retailer.
Childrens Place(1)                                        15,000            607,500
Children's clothing retailer.
Ethan Allen Interiors, Inc.                               37,500          1,415,624
Manufactures home furnishings.
O'Reilly Automotive, Inc.(1)                              16,000            806,000
Supplier of automotive equipment and accessories.
The Buckle, Inc.(1)                                       15,000            431,250
Specialty apparel retailer to the 12 to 25 year
old age group.
The Mens Wearhouse, Inc.(1)                               32,000            816,000
Specialty apparel chain.
-----------------------------------------------------------------------------------
                                                                       $  5,576,749
-----------------------------------------------------------------------------------
Semiconductor Equipment -- 0.4%
-----------------------------------------------------------------------------------
PRI Automation, Inc.(1)                                   10,000       $    362,500
Material handling equipment for high cost
semiconductor wafers.
-----------------------------------------------------------------------------------
                                                                       $    362,500
-----------------------------------------------------------------------------------

SECURITY                                            SHARES             VALUE
-----------------------------------------------------------------------------------
Software Services -- 0.6%
-----------------------------------------------------------------------------------
Great Plains Software, Inc.(1)                            11,000       $    519,063
Manufactures accounting programs for small to
midsized companies.
-----------------------------------------------------------------------------------
                                                                       $    519,063
-----------------------------------------------------------------------------------
Solid Waste -- 0.5%
-----------------------------------------------------------------------------------
Casella Waste Systems, Inc., Class A(1)                   15,000       $    390,000
Collects non-hazardous waste.
-----------------------------------------------------------------------------------
                                                                       $    390,000
-----------------------------------------------------------------------------------
Transportation -- 1.7%
-----------------------------------------------------------------------------------
Swift Transportation Co., Inc.(1)                         64,800       $  1,425,599
Regional truckload carrier offering
computerized tracking services.
-----------------------------------------------------------------------------------
                                                                       $  1,425,599
-----------------------------------------------------------------------------------
Total Common Stocks
   (identified cost $55,510,340)                                       $ 78,967,544
-----------------------------------------------------------------------------------
COMMERCIAL PAPER -- 3.3%

                                                    PRINCIPAL
                                                    AMOUNT
                     SECURITY                       (000'S OMITTED)    VALUE
-----------------------------------------------------------------------------------

Associates Corp., 5.75%, 7/1/99                          $ 2,708       $  2,708,000
-----------------------------------------------------------------------------------
Total Commercial Paper
   (identified cost $2,708,000)                                        $  2,708,000
-----------------------------------------------------------------------------------
Total Investments -- 99.7%
   (identified cost $58,218,340)                                       $ 81,675,544
-----------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.3%                                 $    239,172
-----------------------------------------------------------------------------------
Net Assets -- 100%                                                     $ 81,914,716
-----------------------------------------------------------------------------------

(1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 1999
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $58,218,340)         $ 81,675,544
Cash                                               712
Receivable for investments sold              3,337,313
Interest and dividends receivable                6,332
Deferred organization expenses                     272
------------------------------------------------------
TOTAL ASSETS                              $ 85,020,173
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $  3,090,520
Payable to affiliate for Trustees' fees          1,172
Other accrued expenses                          13,765
------------------------------------------------------
TOTAL LIABILITIES                         $  3,105,457
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 81,914,716
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 58,457,512
Net unrealized appreciation (computed on
   the basis of identified cost)            23,457,204
------------------------------------------------------
TOTAL                                     $ 81,914,716
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 1999
Investment Income
-----------------------------------------------------
Dividends                                 $   113,569
Interest                                       53,856
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   167,425
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   237,170
Trustees fees and expenses                      3,982
Custodian fee                                  32,707
Legal and accounting services                  11,222
Amortization of organization expenses           1,583
Miscellaneous                                   3,363
-----------------------------------------------------
TOTAL EXPENSES                            $   290,027
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (122,602)
-----------------------------------------------------

Realized and Unrealized
Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 2,085,187
-----------------------------------------------------
NET REALIZED GAIN                         $ 2,085,187
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 3,574,160
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 3,574,160
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 5,659,347
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 5,536,745
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       JUNE 30, 1999       YEAR ENDED
in Net Assets                             (UNAUDITED)         DECEMBER 31, 1998
--------------------------------------------------------------------------------
From operations --
   Net investment loss                       $     (122,602)     $      (198,515)
   Net realized gain                              2,085,187            8,602,338
   Net change in unrealized appreciation
      (depreciation)                              3,574,160            3,223,464
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $    5,536,745      $    11,627,287
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $    4,417,349      $     5,783,708
   Withdrawals                                   (6,789,703)         (16,629,759)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $   (2,372,354)     $   (10,846,051)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $    3,164,391      $       781,236
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                       $   78,750,325      $    77,969,089
--------------------------------------------------------------------------------
AT END OF PERIOD                             $   81,914,716      $    78,750,325
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                      SIX MONTHS ENDED                            YEAR ENDED DECEMBER 31,
                                      JUNE 30, 1999        ----------------------------------------------------------------------
                                      (UNAUDITED)             1998           1997           1996           1995         1994(1)
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
---------------------------------------------------------------------------------------------------------------------------------
Expenses                                         0.77%(2)       0.76%          0.75%          0.76%          0.77%          0.74%(2)
Net investment income (loss)                    (0.33)%(2)     (0.26)%        (0.10)%         0.18%          0.19%          0.20%(2)
Portfolio Turnover                                 41%           116%           156%            91%            81%            19%
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                 $  81,915      $  78,750      $  77,969      $  82,947      $  73,940      $  64,442
---------------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, August 1, 1994, to December 31, 1994.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Special Equities Portfolio (formerly Special Investment Portfolio) (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sales prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, and other assets will be appraised at their fair market value as determined in good faith by or at the direction of the Trustees of the Portfolio.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Other -- Investment transactions are accounted for on a trade date basis.

 E Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 5/8 of 1% of average daily net assets. For the six months ended June 30, 1999, the fee was equivalent to 0.625% (annualized) of the Portfolio's average net assets for such period and amounted to $237,170. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 1999, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $30,815,289 and $34,203,443, respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at June 30, 1999, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                            $ 58,218,340
------------------------------------------------------
Gross unrealized appreciation             $ 24,291,444
Gross unrealized depreciation                 (834,240)
------------------------------------------------------
NET UNREALIZED APPRECIATION               $ 23,457,204
------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating Portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 1999.

6 Risk Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 1999 there were no outstanding obligations under these financial instruments.

8 Name Change
-------------------------------------------
   On May 1, 1999, Special Investment Portfolio changed its name to Special Equities Portfolio.

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

  AS OF JUNE 30, 1999
  Assets
  ------------------------------------------------------------------------------------
  Investment in Special Equities Portfolio, at value
     (identified cost, $58,457,491)                                       $ 81,914,691
  Deferred organization expenses                                                 4,206
  ------------------------------------------------------------------------------------
  TOTAL ASSETS                                                            $ 81,918,897
  ------------------------------------------------------------------------------------
  Liabilities
  ------------------------------------------------------------------------------------
  Payable for Fund shares redeemed                                        $     33,130
  Payable to affiliate for Trustees' fees                                          175
  Other accrued expenses                                                        51,977
  ------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                       $     85,282
  ------------------------------------------------------------------------------------
  NET ASSETS                                                              $ 81,833,615
  ------------------------------------------------------------------------------------

  Sources of Net Assets
  ------------------------------------------------------------------------------------
  Paid-in capital                                                         $ 56,864,343
  Accumulated undistributed net realized gain from Portfolio (computed
     on the basis of identified cost)                                        1,801,766
  Accumulated net investment loss                                             (289,694)
  Net unrealized appreciation from Portfolio (computed on the basis of
     identified cost)                                                       23,457,200
  ------------------------------------------------------------------------------------
  TOTAL                                                                   $ 81,833,615
  ------------------------------------------------------------------------------------

  Class A Shares
  ------------------------------------------------------------------------------------
  NET ASSETS                                                              $ 77,054,976
  SHARES OUTSTANDING                                                         9,835,698
  NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
     (net assets  DIVIDED BY shares of beneficial interest outstanding)   $       7.83
  MAXIMUM OFFERING PRICE PER SHARE
     (100  DIVIDED BY 94.25 of $7.83)                                     $       8.31
  ------------------------------------------------------------------------------------
  Class B Shares
  ------------------------------------------------------------------------------------
  NET ASSETS                                                              $  3,753,853
  SHARES OUTSTANDING                                                           240,110
  NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
     (net assets  DIVIDED BY shares of beneficial interest outstanding)   $      15.63
  ------------------------------------------------------------------------------------

  Class C Shares
  ------------------------------------------------------------------------------------
  NET ASSETS                                                              $  1,024,786
  SHARES OUTSTANDING                                                            88,913
  NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
     (net assets  DIVIDED BY shares of beneficial interest outstanding)   $      11.53
  ------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED
  JUNE 30, 1999
  Investment Income
  ------------------------------------------------------------------------------------
  Dividends allocated from Portfolio                                      $    113,569
  Interest allocated from Portfolio                                             53,856
  Expenses allocated from Portfolio                                           (290,027)
  ------------------------------------------------------------------------------------
  NET INVESTMENT LOSS FROM PORTFOLIO                                      $   (122,602)
  ------------------------------------------------------------------------------------

  Expenses
  ------------------------------------------------------------------------------------
  Trustees fees and expenses                                              $        952
  Distribution and service fees
     Class A                                                                    42,541
     Class B                                                                    17,110
     Class C                                                                     4,058
  Transfer and dividend disbursing agent fees                                   35,155
  Registration fees                                                             27,150
  Legal and accounting services                                                 11,794
  Amortization of organization expenses                                          9,548
  Custodian fee                                                                  7,874
  Printing and postage                                                           6,755
  Miscellaneous                                                                  4,155
  ------------------------------------------------------------------------------------
  TOTAL EXPENSES                                                          $    167,092
  ------------------------------------------------------------------------------------

  NET INVESTMENT LOSS                                                     $   (289,694)
  ------------------------------------------------------------------------------------

  Realized and Unrealized
  Gain (Loss) from Portfolio
  ------------------------------------------------------------------------------------
  Net realized gain (loss)--
     Investment transactions (identified cost basis)                      $  2,085,187
  ------------------------------------------------------------------------------------
  NET REALIZED GAIN                                                       $  2,085,187
  ------------------------------------------------------------------------------------
  Change in unrealized appreciation (depreciation)--
     Investments                                                          $  3,574,159
  ------------------------------------------------------------------------------------
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                    $  3,574,159
  ------------------------------------------------------------------------------------

  NET REALIZED AND UNREALIZED GAIN                                        $  5,659,346
  ------------------------------------------------------------------------------------

  NET INCREASE IN NET ASSETS FROM OPERATIONS                              $  5,369,652
  ------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          SIX MONTHS
                                                                          ENDED
                                                                          JUNE 30,       YEAR ENDED
  Increase (Decrease)                                                     1999           DECEMBER 31,
  in Net Assets                                                           (UNAUDITED)    1998
  ---------------------------------------------------------------------------------------------------
  From operations --
     Net investment loss                                                  $   (289,694)  $   (600,344)
     Net realized gain                                                       2,085,187      8,602,335
     Net change in unrealized
        appreciation (depreciation)                                          3,574,159      3,223,462
  ---------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS
     FROM OPERATIONS                                                      $  5,369,652   $ 11,225,453
  ---------------------------------------------------------------------------------------------------
  Distributions to shareholders--
  From net realized gain
     Class A                                                              $ (1,839,486)  $ (5,187,831)
     Class B                                                                   (43,204)      (142,469)
     Class C                                                                   (14,288)       (33,753)
  ---------------------------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                     $ (1,896,978)  $ (5,364,053)
  ---------------------------------------------------------------------------------------------------
  Transactions in shares of
     beneficial interest--
  Proceeds from sale of shares
     Class A                                                              $  2,949,194   $  1,893,610
     Class B                                                                   492,675      1,665,734
     Class C                                                                   359,223      1,827,760
  Issued in reorganization of EV Marathon and EV Classic Special
     Equities Funds
     Class B                                                                        --      3,498,869
     Class C                                                                        --      1,401,510
  Net asset value of shares issued to shareholders in payment of distributions declared
     Class A                                                                 1,645,573      4,613,846
     Class B                                                                    39,329        130,570
     Class C                                                                    14,166         33,747
  Cost of shares redeemed
     Class A                                                                (4,680,582)   (11,222,902)
     Class B                                                                  (892,941)    (1,730,770)
     Class C                                                                  (116,086)    (2,566,571)
  ---------------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                 $   (189,449)  $   (454,597)
  ---------------------------------------------------------------------------------------------------

  NET INCREASE IN NET ASSETS                                              $  3,283,225   $  5,406,803
  ---------------------------------------------------------------------------------------------------

                                                                          SIX MONTHS
                                                                          ENDED
                                                                          JUNE 30,       YEAR ENDED
                                                                          1999           DECEMBER 31,
  Net Assets                                                              (UNAUDITED)    1998
  ---------------------------------------------------------------------------------------------------
  At beginning of period                                                  $ 78,550,390   $ 73,143,587
  ---------------------------------------------------------------------------------------------------
  AT END OF PERIOD                                                        $ 81,833,615   $ 78,550,390
  ---------------------------------------------------------------------------------------------------

  Accumulated
  net investment
  loss included
  in net assets
  ---------------------------------------------------------------------------------------------------
  AT END OF PERIOD                                                        $   (289,694)            --
  ---------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS ENDED
                                                    JUNE 30, 1999
                                                          (UNAUDITED)(1)
                                                -----------------------------------
                                                   CLASS A      CLASS B    CLASS C
-----------------------------------------------------------------------------------
Net asset value-- Beginning of period           $  7.500      $14.820      $11.000
-----------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------
Net investment loss                             $ (0.026)     $(0.112)     $(0.084)
Net realized and unrealized gain (loss)            0.541        1.107        0.799
-----------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS             $  0.515      $ 0.995      $ 0.715
-----------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------
From net realized gain                          $ (0.185)     $(0.185)     $(0.185)
In excess of net realized gain                        --           --           --
From tax return of capital                            --           --           --
-----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             $ (0.185)     $(0.185)     $(0.185)
-----------------------------------------------------------------------------------

NET ASSET VALUE-- END OF PERIOD                 $  7.830      $15.630      $11.530
-----------------------------------------------------------------------------------

TOTAL RETURN(2)                                     7.18%        6.87%        6.71%
-----------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------
Net assets, end of period (000's omitted)       $ 77,055      $ 3,754      $ 1,025
Ratios (As a percentage of average daily net
   assets):
   Expenses(3)                                      1.17%(4)     2.03%(4)     2.04%(4)
   Net investment loss                             (0.72)%(4)   (1.59)%(4)   (1.60)%(4)
Portfolio turnover(5)                                 --           --           --
-----------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,

                                                           1998                1997       1996      1995      1994
                                               ---------------------------- ---------- ---------- --------- ---------
                                                CLASS A  CLASS B   CLASS C   CLASS A    CLASS A    CLASS A   CLASS A
-----------------------------------------------
Net asset value-- Beginning of period          $  6.990  $13.320  $ 9.960   $  8.950   $  7.980   $  6.880  $  8.430
-----------------------------------------------
Income (loss) from operations
-----------------------------------------------
Net investment loss                            $ (0.055) $(0.162) $(0.241)  $ (0.032)  $ (0.009)  $ (0.009) $ (0.013)
Net realized and unrealized gain (loss)           1.126    2.223    1.842      0.922      1.874      1.599    (0.807)
-----------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS            $  1.071  $ 2.061  $ 1.601   $  0.890   $  1.865   $  1.590  $ (0.820)
-----------------------------------------------
Less distributions
-----------------------------------------------
From net realized gain                         $ (0.561) $(0.561) $(0.561)  $ (2.706)  $ (0.895)  $ (0.490) $ (0.727)
In excess of net realized gain                       --       --       --     (0.144)        --         --        --
From tax return of capital                           --       --       --         --         --         --    (0.003)
-----------------------------------------------
TOTAL DISTRIBUTIONS                            $ (0.561) $(0.561) $(0.561)  $ (2.850)  $ (0.895)  $ (0.490) $ (0.730)
-----------------------------------------------
NET ASSET VALUE-- END OF PERIOD                $  7.500  $14.820  $11.000   $  6.990   $  8.950   $  7.980  $  6.880
-----------------------------------------------
TOTAL RETURN(2)                                   15.82%   15.74%   16.44%     14.18%     23.76%     23.31%    (9.60)%
-----------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------
Net assets, end of period (000's omitted)      $ 73,896  $ 3,946  $   709   $ 73,144   $ 76,999   $ 70,456  $ 63,852
Ratios (As a percentage of average daily net
   assets):
   Expenses(3)                                     1.23%    2.09%    2.11%      1.12%      1.04%      1.08%     1.02%
   Net investment loss                            (0.76)%   (1.25)%   (1.24)%    (0.46)%    (0.10)%    (0.12)%    (0.17)%
Portfolio turnover(5)                                --       --       --         --         --         --        37%
-----------------------------------------------

(1)  Computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of the Portfolio's allocated expenses for the period the Fund was investing in the Portfolio.
(4)  Annualized.
(5) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Special Equities Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see
   Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Special Equities Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. Prior to the Fund's investment in the Portfolio, the Fund held its investments directly.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

 D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

 E Other -- Investment transactions are accounted for on a trade date basis.

 F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's policy is to make a distribution at least annually of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses) and to distribute at least annually substantially all of the net realized capital gains so allocated. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or net realized gain on investments. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                          SIX MONTHS ENDED
                                          JUNE 30, 1999      YEAR ENDED
CLASS A                                   (UNAUDITED)        DECEMBER 31, 1998
------------------------------------------------------------------------------
Sales                                              402,865             256,223
Issued to shareholders electing to
 receive payment of distributions in
 Fund shares                                       237,114             653,229
Redemptions                                       (652,963)         (1,529,766)
------------------------------------------------------------------------------
NET DECREASE                                       (12,984)           (620,314)
------------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          JUNE 30, 1999      YEAR ENDED
CLASS B                                   (UNAUDITED)        DECEMBER 31, 1998
------------------------------------------------------------------------------
Sales                                               34,304             120,423
Issued to shareholders electing to
 receive payment of distributions in
 Fund shares                                         2,838               9,385
Redemptions                                        (63,319)           (126,187)
Issued to EV Marathon Special Equities
 Fund shareholders                                      --             262,666
------------------------------------------------------------------------------
NET INCREASE (DECREASE)                            (26,177)            266,287
------------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          JUNE 30, 1999      YEAR ENDED
CLASS C                                   (UNAUDITED)        DECEMBER 31, 1998
------------------------------------------------------------------------------
Sales                                               33,859             172,684
Issued to shareholders electing to
 receive payment of distributions in
 Fund shares                                         1,383               3,262
Redemptions                                        (10,794)           (252,164)
Issued to EV Classic Special Equities
 Fund shareholders                                      --             140,683
------------------------------------------------------------------------------
NET INCREASE                                        24,448              64,465
------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $2,497 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 1999.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has adopted distribution plans (Class B Plan and Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (Class A Plan) (collectively, the Plans). The Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $13,008 and $3,042 for Class B and Class C shares, respectively to or payable to EVD for the six months ended June 30, 1999, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 1999, the amount of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $71,000 and $273,000 for Class B and Class C shares, respectively.

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   In addition, the Plans also authorize each class to make payments of service fees to EVD, investment dealers or other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for each fiscal year. The Trustees have initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and investment dealers in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of the Fund shares sold by such persons and remaining outstanding for at least twelve months. The Class C Plan requires the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended June 30, 1999 amounted to $42,541, $4,102 and $1,016 for Class A, Class B and Class C shares, respectively.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other circumstances. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Distribution Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. EVD received approximately $17,000 and $0 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended June 30, 1999.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $4,417,349 and $6,789,703, respectively, for the six months ended June 30, 1999.

8 Transfer of Net Assets
-------------------------------------------
   On January 1, 1998, EV Traditional Special Equities Fund acquired the net assets of the EV Marathon Special Equities Fund and the EV Classic Special Equities Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Traditional Special Equities Fund, at the closing, issued 262,666 Class B shares and 140,683 Class C shares of the Fund having an aggregate value of $3,498,869 and $1,401,510, respectively. As a result, the Fund issued one Class B share and one Class C share for each share of EV Marathon Special Equities Fund and EV Classic Special Equities Fund, respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Marathon Special Equities Fund's and EV Classic Special Equities Fund's net assets at the date of the transaction were $3,498,869 and $1,401,510, respectively, including $605,373 and $372,397 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance Special Equities Fund (formerly EV Traditional Special Equities Fund) were $78,043,966 with a net asset value of $6.99, $13.32 and $9.96 for Class A, Class B and Class C shares, respectively.

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 1999

INVESTMENT MANAGEMENT

EATON VANCE SPECIAL EQUITIES FUND

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

SPECIAL EQUITIES PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF
SPECIAL EQUITIES PORTFOLIO
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF
EATON VANCE SPECIAL EQUITIES FUND
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

TRANSFER AND DIVIDEND DISBURSING AGENT
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

EATON VANCE SPECIAL EQUITIES FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

-------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

3-4262                                                               SESRC-8/99